Annual Total Returns - Investment Grade Bond Portfolio [BarChart] - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-09 - Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio-Initial VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	7.33%
Annual Return 2012	5.90%
Annual Return 2013	(1.78%)
Annual Return 2014	5.83%
Annual Return 2015	(0.60%)
Annual Return 2016	4.74%
Annual Return 2017	4.22%
Annual Return 2018	(0.53%)
Annual Return 2019	9.67%
Annual Return 2020	9.39%